UNITED STATES


	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AMERICAN BIBLE SOCIETY
Address: 	1865 BROADWAY
		NEW YORK, NEW YORK  10023


13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	DR. EUGENE B. HABECKER
Title:	PRESIDENT
Phone:	212-408-1565

Signature, Place, and Date of Signing:

FORWARD/SFORWARD/	 NYC, NY     09/30/2003
[Signature]			[City, State]    [Date]

Report Type (Check only one.):

[  ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

ALEX. BROWN INVESTMENT MANAGEMENT 028-04401
TRUST COMPANY OF THE WEST  TCW 028-2494
LORD ABBETT 028-28413
DEUTSCHE ASSET MANAGEMENT 028-02353
CITY OF LONDON  028-06258



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:	 ONE (1)

Form 13F Information Table Value Total:	$212,635.20

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column
headings and list entries.]     NONE

	No.		13F File Number		Name

	NONE		28- NONE		NONE

	[Repeat as necessary.]




FOR QUARTER ENDED  SEPTEMBER 30, 2003

FORM 13F INFORMATION TABLE

NAME  	TITLE CUSIP  VALUE    SHRS OR   SH/  PUT/  INVT    OTHER VOTING AUTHORITY
ISSUER	CLASS	   (x$1000) PRN AMT  PRN  CALL  DISCRTN  MGRS  SOLE SHARED  NONE

CHEVRON
TEXACO COM  166764100 213    2976      SH 	 SOLE           213   0      0

TOTAL # of holdings:  1		Total Value:	212,635.20